Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Millions	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019
Schedule Of Debts [Line Items]
Long-term debt, net of unamortized discounts	$ 3,959	$ 3,999	$ 4,729
Unamortized deferred financing costs	(11)	(12)	(17)
Current installments of long-term debt	(44)	(44)	(43)
Total	3,904	3,943	4,669
1st Lien USD Term Loan
Schedule Of Debts [Line Items]
Long-term debt, net of unamortized discounts	2,690	2,701	3,020
1st Lien Euro Term Loan
Schedule Of Debts [Line Items]
Long-term debt, net of unamortized discounts	$ 1,269	$ 1,298	1,200
Second Lien USD Term Loan
Schedule Of Debts [Line Items]
Long-term debt, net of unamortized discounts			$ 509